American Beacon Balanced Fund

Supplement dated July 2, 2026 to the Prospectus and Summary Prospectus,

each dated March 1, 2026, as previously amended or supplemented

Effective immediately, Shannon Hogan of Barrow, Hanley, Mewhinney & Strauss, LLC (“Barrow Hanley”) is added as a Portfolio Manager of the American Beacon Balanced Fund (the “Fund”). In addition, effective July 31, 2026, J. Scott McDonald of Barrow Hanley will retire from his position as a Portfolio Manager of the Fund. Accordingly, effective immediately, the following changes are made to the Fund’s Prospectus and Summary Prospectus, as applicable. In addition, effective July 31, 2026, all references to Mr. McDonald in the Fund’s Prospectus and Summary Prospectus are removed.

1.	On page 8 of the Prospectus and 8 of the Summary Prospectus, under the heading “Management - Portfolio Managers,” the information regarding Barrow Hanley is deleted and replaced with the following:

Barrow, Hanley, Mewhinney & Strauss, LLC	Mark Giambrone Portfolio Manager/Senior Managing Director Since 2015	Deborah A. Petruzzelli Portfolio Manager/Managing Director Since 2003
	Justin Martin Portfolio Manager/ Managing Director Co-Head of Investment Grade Fixed Income Since 2021	Matthew Routh Portfolio Manager/Managing Director Co-Head of Investment Grade Fixed Income Since 2021
	Shannon Hogan Portfolio Manager/ Managing Director Since 2026	J. Scott McDonald* Portfolio Manager/ Senior Managing Director Co-Head of Fixed Income Since 1998

*Mr. McDonald is expected to retire on July 31, 2026. Therefore, effective July 31, 2026, all references to Mr. McDonald in the Prospectus are deleted.

2.	On page 58-59 of the Prospectus, under the heading “Fund Management - The Sub-Advisors - BARROW, HANLEY, MEWHINNEY & STRAUSS, LLC (‘‘Barrow Hanley’’),” the following is added after the third paragraph:

Shannon Hogan, CFA, joined Barrow Hanley in 2014. She is a structured securities analyst and is responsible for the quantitative analysis of asset-backed securities, commercial mortgage-backed securities, and residential mortgage-backed securities. Her prior work experience includes performing valuations of business entities, financial assets, and intangible assets at Deloitte Transactions and Business Analytics LLP. Ms. Hogan received her BBA from the University of Texas and her MBA from Southern Methodist University. She is a CFA charterholder.

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PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

BAL-20260702-PRO

American Beacon Balanced Fund

Supplement dated July 2, 2026 to the Statement of Additional Information

dated March 1, 2026, as previously amended or supplemented

Effective immediately, Shannon Hogan of Barrow, Hanley, Mewhinney & Strauss, LLC (“Barrow Hanley”) is added as a Portfolio Manager of the American Beacon Balanced Fund (the “Fund”). In addition, effective July 31, 2026, J. Scott McDonald of Barrow Hanley will retire from his position as a Portfolio Manager of the Fund. Accordingly, effective immediately, the following changes are made to the Fund’s Statement of Additional Information, as applicable. In addition, effective July 31, 2026, all references to Mr. McDonald in the Fund’s Statement of Additional Information are removed.

1.	On page 63-64, under the heading “Portfolio Managers,” the table relating to Barrow Hanley is deleted and replaced with the following:

	Number of Other Accounts Managed and Assets by Account Type			Number of Accounts and Assets for which Advisory Fee is Performance-Based
Name of Investment Advisor and Portfolio Manager	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Barrow, Hanley, Mewhinney & Strauss, LLC
Mark Giambrone	7 ($4.3 bil)	2 ($327.7 mil)	43 ($8.1 bil)	None	None	None
W. Coleman Hubbard	None	1 ($98.1 mil)	12 (646 mil)	None	None	None
DJ Taylor	None	1 ($98.1 mil)	12 (646 mil)	None	None	None
Deborah A. Petruzzelli	1 ($79.9 mil)	1 ($20.5 mil)	10 (683 mil)	None	None	None
J. Scott McDonald*	1 ($86.9 mil)	1 ($20.5 mil)	16 (1.4 bil)	None	None	None
Matthew Routh	1 ($86.9 mil)	1 ($20.5 mil)	16 (1.4 bil)	None	None	None
Justin Martin	1 ($86.9 mil)	1 ($20.5 mil)	16 (1.4 bil)	None	None	None
Shannon Hogan**	1 ($94.5 mil)	1 ($23.3 mil)	10 ($697.9 mil)	None	None	None

*Mr. McDonald is expected to retire on July 31, 2026.

**As of May 31, 2026.

2.	On page 73, under the heading “Portfolio Managers - Ownership of the Funds,” the table relating to Barrow Hanley is deleted and replaced with the following:
Name of Investment Advisor and Portfolio Managers	American Beacon Balanced Fund	American Beacon Large Cap Value Fund	American Beacon Small Cap Value Fund
Barrow, Hanley, Mewhinney & Strauss, LLC
Mark Giambrone	None	None	N/A
W. Coleman Hubbard	N/A	N/A	None
Justin Martin	None	N/A	N/A
J. Scott McDonald*	None	N/A	N/A
Deborah A. Petruzzelli	None	N/A	N/A
Matthew Routh	None	N/A	N/A
DJ Taylor	N/A	N/A	$1-$10,000
Shannon Hogan**	None	N/A	N/A

*Mr. McDonald is expected to retire on July 31, 2026.

**As of May 31, 2026.

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PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

BAL-20260702-SAI